Stock Options and Warrants - Fair value of common stock (Details) - $ / shares	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	May 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 17.50
Expected volatility	50.00%
Expected term (in years)	6 years 3 months	6 years 3 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value of common stock	$ 9.55	$ 3.35
Exercise price	$ 18.70	$ 6.75
Expected volatility		50.00%
Riskfree interest rate	2.62%	2.94%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value of common stock	$ 4.80	$ 2.40
Exercise price	$ 9.60	$ 4.70
Expected volatility		46.00%
Riskfree interest rate	1.67%	2.65%